Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2013
Schedule IV-Reinsurance
Schedule IV-Reinsurance

December 31, 2013

Schedule IV - Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

Life Insurance in Force	$1,305,072	$144,288	$0	$1 ,160,784	0.0%
Premiums:
Life insurance	$6,088	1,616	0	4,472	0.0%
Accident and health insurance	26,549	10,009	6,331	22,871	27.7%
Total earned premiums	$32,637	$11,625	$6,331	$27,343	23.2%
Benefits:
Life insurance	$4,617	$2,226	$0	$2,391	0.0%
Accident and health insurance	27,944	17,227	8,173	18,890	43.3%
Total policyholder benefits	$32,561	$19,453	$8,173	$21,281	38.4%

 December 31, 2012

Schedule IV - Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

Life Insurance in Force	$1,527,165	$157,762	$0	$1,369,403	0.0%
Premiums:
Life insurance	$5,908	$961	$0	$4,947	0.0%
Accident and health insurance	28,874	10,551	6,807	25,130	27.1%
Total earned premiums	$34,782	$11,512	$6,807	$30,077	22.6%
Benefits:
Life insurance	$4,217	$1,653	$0	$2,564	0.0%
Accident and health insurance	31,186	19,012	4,879	17,053	28.6%
Total policyholder benefits	$35,403	$20,665	$4,879	$19,617	24.9%

December 31, 2011

Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,704,427	$170,494	$0	$1,533,933	0.0%
Premiums:
Life insurance	$7,094	$1,337	$0	$5,757	0.0%
Accident and health insurance	31,678	11,247	9,355	29,786	31.4%
Total earned premiums	$38,772	$12,584	$9,355	$35,543	26.3%
Benefits:
Life insurance	$8,621	$2,909	$0	$5,712	0.0%
Accident and health insurance	39,539	22,657	9,620	26,502	36.3%
Total policyholder benefits	$48,160	$25,566	$9,620	$32,214	29.9%